Subsequent Events (Details) - Over-allotment option - Class A common stock $ in Millions	Jan. 15, 2020 USD ($) shares
Subsequent Event [Line Items]
Shares issued and sold in offering (in shares) | shares	629,603
Total proceeds from offering	$ 10.0
Subsequent event
Subsequent Event [Line Items]
Shares issued and sold in offering (in shares) | shares	629,603
Aggregate gross offering price	$ 10.7
Total proceeds from offering	$ 10.0